Annual Total Returns[BarChart] - Artisan Global Equity Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.39%)	30.16%	29.65%	3.32%	1.13%	(1.87%)	31.34%	(3.41%)	31.13%	29.30%